Prepayment, Receivables and Other Current Assets	6 Months Ended
Dec. 31, 2023
Prepayment, Receivables and Other Current Assets [Abstract]
PREPAYMENT, RECEIVABLES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAYMENT, RECEIVABLES AND OTHER CURRENT ASSETS

Prepayments, receivables and other current assets as of December 31, 2023 and June 30, 2023, consisted of the following:

	December 31, 2023	June 30, 2023
Prepaid for marketing fee*	$282,378	$4,220,986
Receivable from equity transfer**	847,135	830,358
Tax receivable	568,823	564,158
Other prepaid expenses and current assets	466,098	601,694
Total prepayments, receivables and other current assets	$2,164,434	$6,217,196

*	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:

	Six months ended December 31, 2023	Year ended June 30, 2023
Beginning balance	$4,220,986	$1,865,219
Marketing fees paid	-	8,155,673
Amortization of marketing fees	(3,990,311)	(5,560,187)
Foreign exchange difference	51,703	(239,719)
Ending balance	$282,378	$4,220,986

**	In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of December 31, 2023 and June 30, 2023, the Company recorded the receivable amount of equity transfer of $847,135 and $830,358 (RMB 6,000,000) in “prepayment, receivables and other current assets”. The Company expects to fully receive the amount as of June 30, 2024.